Capital Management	12 Months Ended
Oct. 31, 2019
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Capital Management
Note 19: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
Our approach includes establishing limits, targets and performance measures that are used to manage balance sheet positions, risk levels and capital requirements, as well as issuing and redeeming capital instruments to achieve a cost-effective capital structure.
Regulatory capital requirements and risk-weighted assets for the consolidated entity are determined in accordance with OSFI’s Capital Adequacy Requirements Guideline.
Common Equity Tier 1 (“CET1”) capital is the most permanent form of capital. It is comprised of common shareholders’ equity less deductions for goodwill, intangible assets and certain other items. Tier 1 capital is primarily comprised of CET1, preferred shares and other equity instruments, less regulatory deductions.
Tier 2 capital is primarily comprised of subordinated debentures and may include certain loan loss allowances, less regulatory deductions. Total capital includes Tier 1 and Tier 2 capital. Details of the components of our capital position are presented in Notes 11, 12, 15 and 16.
CET1 Capital Ratio, Tier 1 Capital Ratio, Total Capital Ratio and Leverage Ratio are the primary regulatory capital measures.
•	The CET1 Capital Ratio is defined as CET1 capital divided by CET1 capital risk-weighted assets.
•	The Tier 1 Capital Ratio is defined as Tier 1 capital divided by Tier 1 capital risk-weighted assets.
•	The Total Capital Ratio is defined as Total capital divided by Total capital risk-weighted assets.
•	The Leverage Ratio is defined as Tier 1 capital divided by the sum of on-balance sheet items and specified off-balance sheet items, net of specified adjustments (leverage exposures).

As at October 31, 2019, we met OSFI’s required target capital ratios, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Tier 1 Surcharge for domestic systemically important banks, a Countercyclical Buffer and a 2.0% Domestic Stability Buffer.
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	2019	2018
Common Equity Tier 1 Capital	36,071	32,721
Tier 1 Capital	41,201	37,220
Total Capital	48,340	44,116
Common Equity Tier 1 Capital Risk-Weighted Assets	317,029	289,237
Tier 1 Capital Risk-Weighted Assets	317,029	289,420
Total Capital Risk-Weighted Assets	317,029	289,604
Leverage Exposures	956,493	876,106
Common Equity Tier 1 Capital Ratio	11.4%	11.3%
Tier 1 Capital Ratio	13.0%	12.9%
Total Capital Ratio	15.2%	15.2%
Leverage Ratio	4.3%	4.2%